UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

  /s/  Daniel P. Wimsatt     Solana Beach, CA     October 29, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $33,983 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108      548    90000 SH       SOLE                    90000        0        0
BRIDGEPOINT ED INC             COM              10807M105     2319   150000 SH       SOLE                   150000        0        0
CHINA MEDIAEXPRESS HLDGS INC   COM              169442100      918    90000 SH       SOLE                    90000        0        0
CONSOL ENERGY INC              COM              20854P109     2587    70000 SH       SOLE                    70000        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1755   250000 SH       SOLE                   250000        0        0
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108     1629   125000 SH       SOLE                   125000        0        0
ENTROPIC COMMUNICATIONS INC    COM              29384R105     2256   235000 SH       SOLE                   235000        0        0
FINISAR CORP                   COM NEW          31787A507     4416   235000 SH       SOLE                   235000        0        0
FSI INTL INC                   COM              302633102     1330   500000 SH       SOLE                   500000        0        0
GAIAM INC                      CL A             36268Q103     1338   200000 SH       SOLE                   200000        0        0
HARBIN ELECTRIC INC            COM              41145W109     1342    75000 SH       SOLE                    75000        0        0
IRIDIUM COMMUNICATIONS INC     COM              46269C102     1068   125000 SH       SOLE                   125000        0        0
LOUISIANA PAC CORP             COM              546347105      757   100000 SH       SOLE                   100000        0        0
OCLARO INC                     COM NEW          67555N206     1601   100000 SH       SOLE                   100000        0        0
QKL STORES INC                 COM              74732Y105     1834   380600 SH       SOLE                   380600        0        0
SANDRIDGE ENERGY INC           COM              80007P307     2272   400000 SH       SOLE                   400000        0        0
SKECHERS U S A INC             CL A             830566105     1879    80000 SH       SOLE                    80000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     4134   200000 SH       SOLE                   200000        0        0